Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XI
Central Index Key	dei_EntityCentralIndexKey	0000911637
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012

MFS Blended Research Core Equity Fund (Prospectus Summary): | MFS Blended Research Core Equity Fund
MFS�� Blended Research�� Core Equity Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� Blended Research�� Core Equity Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MUEAX
Class B	MUSBX
Class C	MUECX
Class I	MUSEX
Class R1	MUERX
Class R2	MUESX
Class R3	MUETX
Class R4	MUEUX
Class R5 (formerly Class W)	MUEVX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 7 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Blended Research Core Equity Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Blended Research Core Equity Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.71%
Total Annual Fund Operating Expenses		1.64%	2.39%	2.39%	1.39%	2.39%	1.89%	1.64%	1.39%	1.31%
Fee Reductions and/or Expense Reimbursements	[1]	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.74%)	(0.73%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.58%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 1.65% of the fund���s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.65% of the fund���s average daily net assets annually for each of Class I and Class R4 shares, 1.15% of the fund���s average daily net assets annually for Class R2 shares, and 0.58% of the fund���s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least January 31, 2014.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Blended Research Core Equity Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	662	946	1,303	2,307
B	Class B Shares assuming redemption at end of period	568	925	1,361	2,441
C	Class C Shares assuming redemption at end of period	268	625	1,161	2,630
I	Class I Shares	66	316	640	1,559
R1	Class R1 Shares	168	625	1,161	2,630
R2	Class R2 Shares	117	471	904	2,108
R3	Class R3 Shares	92	394	773	1,837
R4	Class R4 Shares	66	316	640	1,559
R5	Class R5 Shares	59	292	599	1,470

Expense Example, No Redemption MFS Blended Research Core Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	168	625	1,161	2,441
C	Class C Shares assuming no redemption at end of period	168	625	1,161	2,630

The paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 12.70%. During the period(s) shown in the bar chart, the highest quarterly return was 15.30% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (21.23)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Blended Research Core Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(2.96%)	(0.80%)	3.15%
C	C Shares Returns Before Taxes	(0.03%)	(0.42%)	3.01%
I	I Shares Returns Before Taxes	2.01%	0.55%	4.01%
R1	R1 Shares Returns Before Taxes	0.97%	(0.42%)	3.00%
R2	R2 Shares Returns Before Taxes	1.49%	0.08%	3.51%
R3	R3 Shares Returns Before Taxes	1.78%	0.34%	3.77%
R4	R4 Shares Returns Before Taxes	2.02%	0.59%	4.03%
R5	R5 Shares Returns Before Taxes	2.01%	0.55%	4.01%
A	A Shares Returns Before Taxes	(4.13%)	(0.89%)	3.10%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(4.23%)	(1.16%)	2.91%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.56%)	(0.78%)	2.66%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor���s 500 Stock Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor���s 500 Stock Index	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
MFS Blended Research Core Equity Fund (Prospectus Summary): | MFS Blended Research Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� Blended Research�� Core Equity Fund
Supplement Text	ck0000911637_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� Blended Research�� Core Equity Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MUEAX
Class B	MUSBX
Class C	MUECX
Class I	MUSEX
Class R1	MUERX
Class R2	MUESX
Class R3	MUETX
Class R4	MUEUX
Class R5 (formerly Class W)	MUEVX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 7 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-14 of the fund���s statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
BarChartAndPerformanceTableSubHeading	ck0000911637_Barchartandperformancetablesubheading

The paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Bar Chart, Closing	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2012 was 12.70%. During the period(s) shown in the bar chart, the highest quarterly return was 15.30% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (21.23)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Blended Research Core Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,303
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,307
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.23%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.30%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.10%
MFS Blended Research Core Equity Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%
MFS Blended Research Core Equity Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
MFS Blended Research Core Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	625
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.15%
MFS Blended Research Core Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUECX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,630
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	625
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,630
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.01%
MFS Blended Research Core Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSEX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class I Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,559
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
MFS Blended Research Core Equity Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUERX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R1 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	625
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,630
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.00%
MFS Blended Research Core Equity Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUESX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R2 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	904
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
MFS Blended Research Core Equity Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUETX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R3 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,837
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
MFS Blended Research Core Equity Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEUX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R4 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,559
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.03%
MFS Blended Research Core Equity Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEVX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R5 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,470
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%
MFS Blended Research Core Equity Fund | Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor���s 500 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor���s 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to bear the fund���s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 0.90% of the fund���s average daily net assets annually for each of Class A and Class R3 shares, 1.65% of the fund���s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.65% of the fund���s average daily net assets annually for each of Class I and Class R4 shares, 1.15% of the fund���s average daily net assets annually for Class R2 shares, and 0.58% of the fund���s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund���s Board of Trustees, but such agreement will continue until at least January 31, 2014.